Consolidated Schedule of Investments (unaudited) September 30, 2019	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 0.3%

United States — 0.3%
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	USD	375	$383,906
Diamondback Energy, Inc., 4.75%, 11/01/24		2,000	2,047,500
Endeavor Energy Resources LP, 5.50%, 01/30/26(a)		2,000	2,080,000
MPLX LP, (LIBOR USD 3 Month + 0.90%), 3.00%, 09/09/21(b)		322	323,069
Parsley Energy LLC, 5.38%, 01/15/25(a)		2,000	2,025,000

			6,859,475

Total Corporate Bonds — 0.3% (Cost: $6,873,962)			6,859,475

Foreign Government Obligations — 1.2%

Indonesia — 0.8%
Republic of Indonesia, 8.13%, 05/15/24 IDR		210,000,000	15,585,417

Mexico — 0.4%
United Mexican States, 4.50%, 04/22/29	USD	7,500	8,163,750

Total Foreign Government Obligations — 1.2% (Cost: $24,172,916)			23,749,167

U.S. Government Sponsored Agency Securities — 7.9%

Commercial Mortgage-Backed Securities — 1.5%
Federal Home Loan Mortgage Corp., Series 2019-K97, Class B, 3.76%, 07/25/29(a)		2,000	2,108,486
Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates Variable Rate Notes, Series KL4F, Class A2AS, 3.68%, 10/25/25(c)		2,982	3,198,383
Federal Home Loan Mortgage Corp. Variable Rate Notes(a)(c):
Series 2015-K50, Class B, 3.91%, 10/25/48		2,135	2,241,848
Series 2016-K60, Class B, 3.66%, 12/25/49		2,000	2,070,459
Series 2017-K61, Class B, 3.81%, 12/25/49		3,000	3,149,024
Series 2017-K66, Class B, 4.17%, 07/25/27		1,729	1,852,791
Series 2017-K68, Class B, 3.98%, 10/25/49		2,490	2,637,333
Series 2018-K73, Class B, 3.98%, 02/25/51		1,350	1,428,854
Series 2018-K82, Class B, 4.27%, 09/25/28		2,043	2,218,465
Series 2018-K86, Class B, 4.44%, 11/25/51		3,000	3,258,420
Series 2019-K91, Class B, 4.40%, 04/25/51		2,000	2,177,488
Series 2019-K94, Class B, 4.10%, 07/25/52		2,000	2,131,552

			28,473,103

Mortgage-Backed Securities — 6.4%
Uniform Mortgage-Backed Securities(d):
3.00%, 10/25/49		34,300	34,814,500
3.50%, 10/25/49 - 11/25/49		43,700	44,826,602

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 10/25/49 - 11/25/49	USD	48,225	$50,053,882

			129,694,984

Total U.S. Government Sponsored Agency Securities — 7.9% (Cost: $157,209,546)			158,168,087

U.S. Treasury Obligations — 116.5%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27		75,966	85,669,083
2.00%, 01/15/26		34,889	38,688,946
1.75%, 01/15/28(e)		28,101	31,540,756
3.63%, 04/15/28		39,525	50,648,479
2.50%, 01/15/29		52,030	62,777,141
3.88%, 04/15/29		14,824	19,853,094
3.38%, 04/15/32		10,938	15,074,440
2.13%, 02/15/40 - 02/15/41		33,656	44,757,194
0.75%, 02/15/42 - 02/15/45		74,271	77,766,084
0.63%, 02/15/43		24,474	24,936,998
1.38%, 02/15/44		36,936	43,985,587
1.00%, 02/15/46 - 02/15/49		84,406	94,020,414
0.88%, 02/15/47		29,655	31,983,792
U.S. Treasury Inflation Linked Notes:
1.13%, 01/15/21		61,632	61,806,010
0.13%, 04/15/21 - 07/15/26		510,265	506,588,432
0.63%, 07/15/21 - 01/15/26		320,128	323,949,389
0.38%, 07/15/23 - 07/15/27		268,467	271,333,637
0.50%, 04/15/24(e)		381,093	385,654,000
0.25%, 01/15/25 - 07/15/29		77,484	77,665,236
0.50%, 01/15/28		29,305	29,955,010
0.75%, 07/15/28		40,359	42,342,276
0.88%, 01/15/29		23,863	25,308,078

Total U.S. Treasury Obligations — 116.5% (Cost: $2,266,499,323)			2,346,304,076

Total Long-Term Investments — 125.9% (Cost: $2,454,755,747)			2,535,080,805

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(f)*		1,286,624	1,286,624

Total Short-Term Securities — 0.1% (Cost: $1,286,624)			1,286,624

Total Options Purchased — 0.0% (Cost: $255,200)			194,633

Total Investments Before Options Written and TBA Sale Commitments — 126.0% (Cost: $2,456,297,571)			2,536,562,062

Total Options Written — (0.0)% (Premiums Received — $1,327,285)			(193,243)

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

TBA Sale Commitments — (1.3)%
Uniform Mortgage-Backed Securities(d):
3.50%, 10/25/49	USD	9,700	$(9,949,320)
4.00%, 10/25/49		14,425	(14,967,628)

Total TBA Sale Commitments — (1.3)% (Proceeds: $24,883,047)			(24,916,948)

Total Investments Net of Options Written and TBA Sale Commitments — 124.7% (Cost: $2,430,087,239)			2,511,451,871

Liabilities in Excess of Other Assets — (24.7)%			(497,481,618)

Net Assets — 100.0%			$2,013,970,253

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	3,096,013	(1,809,389)	1,286,624	$1,286,624	$116,829	$—		$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	1.95%	09/19/19	Open(a)	$103,000,000	$103,058,224	U.S. Treasury Obligations	Open/Demand(a)
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	14,476,875	14,477,880	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.85	09/30/19	10/01/19	283,536,890	283,551,461	U.S. Treasury Obligations	Overnight

				$401,013,765	$401,087,565

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-OAT	25	12/06/19	$ 4,641	$(27,037)
U.S. Treasury 10 Year Ultra Note	286	12/19/19	40,728	80,324
3 Month Sterling	16	06/17/20	2,445	4,746

				58,033

Short Contracts
Euro-Bund	25	12/06/19	4,748	30,345
Canada 10 Year Bond	25	12/18/19	2,691	(11,948)
U.S. Treasury 10 Year Note	211	12/19/19	27,496	(37,334)
U.S. Treasury Long Bond	57	12/19/19	9,252	86,186
U.S. Treasury 2 Year Note	209	12/31/19	45,040	(22,625)
U.S. Treasury 5 Year Note	2,180	12/31/19	259,744	(32,418)

				12,206

				$70,239

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,875,000	CAD	18,371,471	Deutsche Bank AG	10/07/19	$ 6,973
USD	13,875,000	EUR	12,719,213	Goldman Sachs International	10/07/19	6,425
USD	13,875,000	GBP	11,250,943	Bank of America NA	10/07/19	38,511
USD	9,945,535	EUR	9,000,000	Standard Chartered Bank	12/18/19	76,155
USD	10,809,288	IDR	152,529,860,000	Citibank NA	12/18/19	158,433
USD	5,000,000	IDR	71,215,000,000	JPMorgan Chase Bank NA	12/18/19	27,199
USD	357,249	IDR	5,088,080,000	UBS AG	12/18/19	1,958
JPY	2,563,000,000	USD	23,822,138	Goldman Sachs International	03/16/20	164,044
USD	25,589,058	JPY	2,563,000,000	Morgan Stanley & Co. International plc	03/16/20	1,602,875

						2,082,573

CAD	12,249,100	USD	9,250,000	Deutsche Bank AG	10/07/19	(3,552)
CAD	6,125,590	USD	4,625,000	Toronto Dominion Bank	10/07/19	(990)
EUR	12,677,093	USD	13,875,000	Standard Chartered Bank	10/07/19	(52,351)
GBP	11,230,547	USD	13,875,000	UBS AG	10/07/19	(63,594)
AUD	13,676,048	USD	9,250,000	Deutsche Bank AG	10/08/19	(17,242)
AUD	6,824,726	USD	4,625,000	HSBC Bank plc	10/08/19	(17,599)
USD	13,875,000	AUD	20,566,783	Morgan Stanley & Co. International plc	10/08/19	(9,723)
EUR	9,000,000	USD	9,926,982	Standard Chartered Bank	12/18/19	(57,601)

						(222,652)

Net Unrealized Appreciation						$ 1,859,921

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put
10-Year Interest Rate Swap	1.79%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/23/20	1.79%	USD	21,000	$194,633

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio

Inflation Rate Caps

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	04/26/22	EUR	14,495	$(67)	$(1,014,650)	$1,014,583

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 10 Year Note	417	10/04/19	USD	129.25	USD	41,700	$(19,547)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put
2-Year Interest Rate Swap	1.71%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	03/23/20	1.71%	USD	100,000	$(173,629)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.57%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/23	GBP	4,835	$13,163	$—	$13,163
3.45%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	6,000	140,818	—	140,818
1.70%	At Termination	1 month USCPI	At Termination	08/15/24	USD	20,600	(110,743)	—	(110,743)
3.81%	At Termination	UK Retail Price Index All Items Monthly	At Termination	08/15/24	GBP	10,000	(620)	—	(620)
3.46%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/27	GBP	23,810	676,831	—	676,831
UK Retail Price Index All Items Monthly	At Termination	3.61%	At Termination	11/15/28	GBP	4,835	(35,620)	—	(35,620)
UK Retail Price Index All Items Monthly	At Termination	3.53%	At Termination	03/15/29	GBP	6,000	(195,926)	—	(195,926)
UK Retail Price Index All Items Monthly	At Termination	3.76%	At Termination	08/15/29	GBP	10,000	53,562	—	53,562
UK Retail Price Index All Items Monthly	At Termination	3.55%	At Termination	11/15/32	GBP	23,810	(84,149)	—	(84,149)
UK Retail Price Index All Items Monthly	At Termination	3.60%	At Termination	11/15/42	GBP	14,345	2,060,905	—	2,060,905
3.55%	At Termination	UK Retail Price Index All Items Monthly	At Termination	11/15/47	GBP	14,345	(3,700,998)	—	(3,700,998)
UK Retail Price Index All Items Monthly	At Termination	3.51%	At Termination	02/15/48	GBP	80	18,865	1,581	17,284

							$(1,163,912)	$1,581	$(1,165,493)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Freqduency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

3 month BA	Semi-Annual	1.76%	Semi-Annual	N/A		06/26/21	CAD	7,970	$(16,484)	$—	$(16,484)
3 month BA	Semi-Annual	1.77%	Semi-Annual	N/A		06/26/21	CAD	7,970	(14,697)	—	(14,697)
3 month BA	Semi-Annual	1.82%	Semi-Annual	N/A		07/05/21	CAD	7,945	(7,946)	—	(7,946)
3 month BA	Semi-Annual	1.85%	Semi-Annual	N/A		09/11/21	CAD	13,650	(2,772)	—	(2,772)
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	7,213	(96,680)	—	(96,680)
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	42,532	76,944	801	76,143
3 month STIBOR	Quarterly	0.17%	Annual	N/A		12/06/21	SEK	59,159	41,510	614	40,896
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	5,464	(208,137)	(1,076)	(207,061)
6 month EURIBOR	Semi-Annual	(0.35%)	Annual	N/A		07/03/22	EUR	5,500	15,813	—	15,813
0.63%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A		08/01/22	GBP	2,650	(48)	—	(48)
3 month BA	Semi-Annual	1.58%	Semi-Annual	08/23/21	(a)	08/23/22	CAD	28,500	(22,350)	—	(22,350)
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	4,428	(123,116)	(392)	(122,724)
6 month EURIBOR	Semi-Annual	0.28%	Annual	N/A		12/04/23	EUR	3,453	124,827	401	124,426
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	25,693	137,961	1,825	136,136
3 month STIBOR	Quarterly	0.51%	Annual	N/A		12/06/23	SEK	35,879	102,611	1,011	101,600
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	3,371	(230,088)	(1,432)	(228,656)
1.30%	Semi-Annual	3 month LIBOR	Quarterly	01/06/20	(a)	02/29/24	USD	106,986	710,963	(23,057)	734,020
1.56%	Semi-Annual	3 month LIBOR	Quarterly	01/06/20	(a)	02/29/24	USD	53,493	(191,361)	—	(191,361)
1.77%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/24	NOK	27,000	(7,407)	—	(7,407)
2.75%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/28	CAD	2,356	(157,296)	(966)	(156,330)
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	13,249	229,132	3,464	225,668
3 month STIBOR	Quarterly	1.16%	Annual	N/A		12/06/28	SEK	18,699	183,128	3,027	180,101
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	1,806	(252,504)	(931)	(251,573)
1.86%	Annual	6 month NIBOR	Semi-Annual	N/A		06/05/29	NOK	14,800	(25,052)	—	(25,052)
6 month CHF LIBOR	Semi-Annual	(0.59%)	Annual	N/A		09/05/29	CHF	1,850	(35,386)	—	(35,386)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	998	(177,519)	(245)	(177,274)
6 month EURIBOR	Semi-Annual	1.46%	Annual	N/A		12/04/48	EUR	700	287,606	15	287,591
1.73%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	N/A		12/04/48	GBP	523	(177,027)	721	(177,748)
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	5,137	301,798	292	301,506
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	7,449	224,346	1,027	223,319
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	782	(276,771)	(693)	(276,078)

									$413,998	$(15,594)	$429,592

(a)	Forward swap.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 month USCPI	U.S. Consumer Price Index	1.70%
3 month BA	Canadian Bankers Acceptances	1.97%
3 month LIBOR	London Interbank Offered Rate	2.09%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.07%)
6 month CHF LIBOR	London Interbank Offered Rate	(0.72%)
6 month CIBOR	Copenhagen Interbank Offered Rate	(0.33%)
6 month EURIBOR	Euro Interbank Offered Rate	(0.42%)
6 month GBP LIBOR	London Interbank Offered Rate	0.83%
6 month NIBOR	Nigerian Interbank Offered rate	1.91%

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

CIBOR	Copenhagen Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

USCPI	U.S. Consumer Price Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$2,535,080,805	$—	$2,535,080,805
Short-Term Securities	1,286,624	—	—	1,286,624
Options Purchased:
Interest rate contracts	—	194,633	—	194,633
Liabilities:
Investments:
TBA Sale Commitments	—	(24,916,948)	—	(24,916,948)

	$1,286,624	$2,510,358,490	$—	$2,511,645,114

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$2,082,573	$—	$2,082,573
Interest rate contracts	201,601	2,447,219	—	2,648,820
Other contracts	—	2,962,563	—	2,962,563
Liabilities:
Foreign currency exchange contracts	—	(222,652)	—	(222,652)
Interest rate contracts	(150,909)	(2,191,256)	—	(2,342,165)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Inflation Protected Bond Portfolio

	Level 1	Level 2	Level 3	Total

Other contracts	$—	$(4,128,123)	$—	$(4,128,123)

	$50,692	$950,324	$—	$1,001,016

(a)	See above Consolidated Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $401,087,565 are categorized as Level 2 within the disclosure hierarchy.

7